Financial Instruments by Balance Sheet Grouping (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Assets
Cash and cash equivalents	$ 1,000		$ 900
Short-term investments	22,319		23,270
Long-term investments	14,149		9,814
Taxes and other current assets	296	[1]	357	[1]
Taxes and other noncurrent assets	1,086	[2]	1,042	[2]
Total	38,850		35,383
Liabilities
Short-term borrowings, including current portion of long-term debt	6,424	[3],[4]	4,016	[3],[4]
Other current liabilities	330	[5]	459	[5]
Long-term debt	31,036	[3],[6],[7]	34,926	[3],[6],[7]
Other noncurrent liabilities	374	[8]	1,306	[8]
Total	$ 38,164	[3]	$ 40,707	[3]

[1]	As of December 31, 2012, derivative instruments at fair value include foreign currency forward-exchange contracts ($152 million) and foreign currency swaps ($144 million) and, as of December 31, 2011, include foreign currency forward-exchange contracts ($349 million) and interest rate swaps ($8 million).
[2]	As of December 31, 2012, derivative instruments at fair value include interest rate swaps ($1 billion) and foreign currency swaps ($50 million) and, as of December 31, 2011, include interest rate swaps ($1 billion) and foreign currency swaps ($17 million).
[3]	Some carrying amounts may include adjustments for discount or premium amortization or for the effect of interest rate swaps designated as hedges.
[4]	The differences between the estimated fair values and carrying values of held to maturity debt securities, private equity securities at cost and short-term borrowings not measured at fair value on a recurring basis were not significant as of December 31, 2012 or December 31, 2011. The fair value measurements of our held-to-maturity debt securities and our short-term borrowings are based on Level 2 inputs, using a market approach. The fair value measurements of our private equity securities at cost are based on Level 3 inputs, using a market approach.
[5]	At December 31, 2012, derivative instruments at fair value include foreign currency forward-exchange contracts ($243 million) and foreign currency swaps ($87 million) and, as of December 31, 2011, include foreign currency forward-exchange contracts ($355 million) and foreign currency swaps ($104 million).
[6]	The fair value of our long-term debt (not including the current portion of long-term debt) is $37.5 billion as of December 31, 2012 and $40.1 billion as of December 31, 2011. The fair value measurements for our long-term debt are based on Level 2 inputs, using a market approach.
[7]	Includes foreign currency debt with fair values of $809 million as of December 31, 2012 and $919 million as of December 31, 2011, which are used as hedging instruments.
[8]	At December 31, 2012, derivative instruments at fair value include foreign currency swaps ($341 million) and interest rate swaps ($33 million) and, as of December 31, 2011, include foreign currency swaps ($1.3 billion) and interest rate swaps ($14 million).